NOTES PAYABLE	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Aspire Biopharma Inc [Member]
Restructuring Cost and Reserve [Line Items]
NOTES PAYABLE	NOTE 6 – NOTES PAYABLE As of June 30, 2024 and December 31, 2023, the Company had no outstanding notes payable.	NOTE 6 – NOTES PAYABLE As of December 31, 2023, the Company had no outstanding notes payable.